Stockholders' and Mezzanine equity - Mezzanine Equity - General Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 18, 2016	Aug. 25, 2016 $ / shares shares	Aug. 19, 2016 USD ($) item $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 $ / shares
Series A Perpetual Conertible Preferred Stock
Net proceeds from offering | $				$ 87,988
Series A preferred stock, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001
Conversion threshold (as a percent)				175.00%
Series A preferred stock
Series A Perpetual Conertible Preferred Stock
Dividend rate (as a percent)	8.00%	8.00%
Shares issued (in shares) | shares		1.84
Liquidation preference (in dollars per share) | $ / shares			$ 50.00
Series A preferred stock, par value (in dollars per share) | $ / shares		$ 0.001
Conversion ratio			17.0683
Equivalent conversion price (in dollars per share) | $ / shares			$ 2.93
Shares issuable upon conversion | shares			31,400,000
Minimum number of trading days | item			20
Consecutive trading days			30 days
Series A preferred stock | Preferred Stock Underwriting Agreement
Series A Perpetual Conertible Preferred Stock
Shares issued (in shares) | shares			1,600,000
Net proceeds from offering | $			$ 88,300
Series A preferred stock | Over-Allotment Option
Series A Perpetual Conertible Preferred Stock
Shares issued (in shares) | shares			240,000